Bank Loans and Debentures	12 Months Ended
Dec. 31, 2019
Disclosure of loans and advances to banks [text block] [Abstract]
Disclosure of loans and advances to banks [text block]

Note 15 - Bank Loans and Debentures

A.	Composition

	December 31
	2018	2019
	NIS	NIS
Current liabilities
Current maturities of debentures	3,376	590
Current maturities of bank loans	621	417

	3,997	1,007

Non-current liabilities
Debentures	5,537	7,443
Bank loans	4,100	2,969

	9,637	10,412

	13,634	11,419

B.	Debt terms and repayment schedule

	December 31, 2018		December 31, 2019			Nominal
		Carrying		Carrying		interest
	Par value	amount	Par value	amount	Currency	rate
	NIS	NIS	NIS	NIS		%
Loans from banks and others:
Unlinked - Variable interest	500	500	-	-	NIS	P-0.33 to P+0.2
Unlinked - Fixed interest	4,208	4,221	3,376	3,386	NIS	3.2 to 6.85
	4,708	4,721	3,376	3,386

Debentures:
Linked to the Israeli CPI - fixed interest	3,290	3,464	3,181	3,263	NIS	2.1 to 3.7
Unlinked - variable interest	587	586	107	107	NIS	zero-coupon bond for one year + 1.4
Unlinked - fixed interest	4,811	4,863	4,784	4,663	NIS	3.6 to 6.65
	8,688	8,913	8,072	8,033

Total interest-bearing liabilities	13,396	13,634	11,448	11,419

C.	Debt issued by the Company

1)	On September 21, 2010, the Company issued NIS 400 of its Series B Debentures at par value to the public in Israel. In January 2012, August 2013 and April 2016, the Company completed private placements of additional Series B Debentures in the amount of NIS 126, NIS 180 and NIS 148 par value, respectively, to certain Israeli institutional investors.

The Series B Debentures were denominated in NIS, bear interest at a fixed annual rate of 6.5% which was payable semi-annually. The principal of the Series B Debentures was paid in four annual equal installments from 2016 till 2019.

The Company fully repaid its Series B Debentures (including accumulated interest) on December 2, 2019 as part of the Searchlight-Fuhrer transaction.

2)	On September 18, 2016, the Company issued, at par value, NIS 1.9 billion of Series C Debentures to the public in Israel. The principal of the Series C Debentures was payable in four equal instalments on November 30 of each of the years 2020 through 2023 and one instalment payable on November 30, 2024. Each of the first four instalments was equal to 7.5% of the principal amount of the aggregate amount of the Series C Debentures issued and the last instalment was equal to 70% of such principal amount. The annual coupon of the Series C Debentures was 3.6% and is denominated in NIS. The interest on the outstanding principal of the Series C Debentures was payable in semi-annual payments on May 31 and November 30 of each year.

On January 16, 2017, and January 23, 2018, the Company completed a private placements of NIS 118 par for consideration of NIS 118 and NIS 240 par value for NIS 249, respectively, of its Series C Debentures to Israeli institutional investors.

On December 2, 2019 as part of the Searchlight-Fuhrer Transaction, the company completed the following actions:

●	Early repayment of NIS 614 par value of its Series C Debentures including payment of accrued interest as of this date;

●	Private placement of NIS 310 par value of its Series C Debentures to Internet Gold;

●	Exchange of NIS 58 par value of its Series C debentures to new Series D debentures;

●	Increased the interest on Series C debentures to 3.85%;

●	Replaced all covenants related to credit ratings, book equity, etc with LTV covenants as described below

●	Provided Series C and D second lien on the Company’s 26.34% stake in Bezeq

●	Completed a public placement of NIS 100 par value of Series E Debentures

Series C, D and E Debentures are payable in one payment on November 30, 2024. The annual coupon of the three series is 3.85% and is denominated in NIS. The interest on the outstanding principal of the three Series is payable in semi-annual payments on May 31 and November 30 of each year from 2020 to 2024.

Under the terms of the Series C, D and E, the Company must deposit the next semi-annual intertest payment in accounts pledged as collateral to the trustee of the debentures for the benefit of the holders of the Debentures. As of December 31, 2019, the Company deposited NIS 39 in those pledged accounts, which are presented under restricted cash on the Company’s statement of financial position.

As at December 31, 2019 the outstanding par value of Series C, D and E Debentures was NIS 2,036.

Below are the main undertakings and covenants with respect to the Company’s Debentures:

Loan to Value (LTV) ratio

A.	The LTV ratio shall not exceed the following during two consecutive quarters:

(1) an 80% rate by November 30, 2023; and

(2) a 75% rate from December 1, 2023 to the full and final maturity date of the debentures.

B.	The LTV ratio will first become effective after a period of 24 months from the closing date (December 2, 2019).

C.	The LTV compliance test will be conducted at the time of inspection, with the first test being conducted at the test date in the calendar quarter during which a period of 24 months from the closing date will expire.

Restrictions on dividend distributions

The Company undertook not to distribute a dividend to its shareholders and/or perform a buyback of its shares and/or any other distribution as defined in the Israeli Companies Law unless all the conditions provided below are satisfied:

a.	The Company is not in violation of any of the covenants;

b.	No grounds for immediate repayment exist at the time a resolution to make a distribution is adopted, and no such grounds exist as a result of such distribution; and

c.	LTV ratio post distribution must not exceed 65%.

Lien on Bezeq Shares

Series E Debentures have a first lien on the Company’s 26.34% holdings in Bezeq while the Series C and D Debentures have a second lien on the same holdings. The Ministry of Communications approved the pledge and provided a pledge permit to the Debentures trustee.

Control of Bezeq

The Company undertook to hold (directly and/or indirectly) at least 25% of Bezeq’s issued and paid-up capital, unless a regulatory permit/approval is received to reduce such shareholding percentage.

Control of the Company

Searchlight and the Fuhrer Group undertook to refrain from transferring control of the Company (directly or indirectly) to a party which has not been authorized in advance by the necessary regulatory entities, to the extent such approvals are required, at the relevant time.

Gain from debt restructuring

The Company concluded that the Searchlight-Fuhrer transaction detailed above gave rise to a substantial modification of the terms of the outstanding Series C debentures. As a result, the Company derecognized the original financial liability related to Series C debentures, and recognized a new financial liability measured at the quoted market price as of the closing date of Series C debentures as modified by the Searchlight-Fuhrer transaction and of Series D debentures. This resulted in a gain from debt restructuring of NIS 177 presented under finance income in the company’s income statement for 2019.

D.	Debt issued by Bezeq

Below are details of the terms that Bezeq undertook for the loans that it received and the debentures that were issued:

1.	For Bezeq’s overall debt, standard grounds were included for immediate repayment of the debentures and loans, including breach events, insolvency, dissolution procedures or receivership. In addition, a right was determined to call for immediate repayment if a third-party lender calls for immediate repayment of Bezeq’s debts in an amount exceeding the amount determined.

In addition, Bezeq has undertaken not to create additional liens on its assets unless liens are created at the same time in favor of the debenture holders and the lending banks (negative lien). The lien includes exceptions, including a lien on assets that will be purchased or expanded by Bezeq, if the undertakings underlying the lien are created for the purchase or expansion of those assets and for the matter of a token lien.

2.	For Bezeq’s public debentures, the debentures traded on the TACT-Institutional system in the amount of NIS 1.4 billion as at December 31, 2019, bank loans in the amount of NIS 1.8 billion as at December 31, 2019, and for loans from financial institutions in the amount of NIS 1.5 billion as at December 31, 2019, Bezeq has undertaken that if it Bezeq makes an undertaking towards any entity in respect of compliance with financial covenants, Bezeq will also provide the same undertaking to these lenders (subject to certain exceptions).

3.	For Bezeq’s public debentures, debentures traded on the TACT-Institutional system in the amount of NIS 1.4 billion, and for loans from financial institutions amounting to NIS 1.5 billion, grounds were included for immediate repayment, if telecommunication ceases to be the Group’s core activity.

4.	For Bezeq’s public debentures, debentures traded on the TACT-Institutional system in the amount of NIS 1.4 billion, and for loans from financial institutions amounting to NIS 1.5 billion, Bezeq has undertaken to the lenders to take steps so that, to the extent under its control, the debentures will be rated by at least one rating agency, so long as there are debentures of the relevant series in circulation or a balance in loans, as the case may be.

5.	For the Debentures (Series 9-10) traded on the TACT-Institutional system in the amount of NIS 1.4 billion, and for loans from financial institutions in the amount of NIS 1.5 billion, grounds for the immediate repayment of the loans in the event of a change in control were included, following which the controlling shareholders in Bezeq (as defined in the agreements) will cease to be controlling shareholders and control will be transferred to a third party (“the Transferee”), with the exception of: (1) transfer of control to a transferee that received approval for control in Bezeq in accordance with the provisions of the Telecommunications Law and/or the Telecommunications Order; or (2) transfer of control in which the Transferee holds control together with the controlling shareholders in Bezeq, provided that the holding rate of the controlling shareholders in Bezeq in the shares of Bezeq does not fall below 50.01% of the total shares of Bezeq held by the controlling shareholders together; or (3) a change in control to be approved by a meeting of the debenture holders/lenders.

6.	In addition, for the Debentures (Series 9 and 10) traded on the TACT-Institutional system in the amount of NIS 1.4 billion, and for loans from financial institutions in the amount of NIS 1.5 billion, grounds were included for immediate repayment of the debentures in the event of the recording of a going concern qualification in Bezeq’s financial statements for two consecutive quarters, in the event of a material deterioration in Bezeq’s business compared with the situation at the time of the issue, and there is real concern that Bezeq will not be able to repay the debentures/loans on time (as set out in section 35(I)1a1 of the Israel Securities Law).

7.	Changes in the debt composition of Bezeq during 2019:

●	Debt issuance

In 2019, Bezeq raised debt in the amount of NIS 800 through private loans from an institutional entity and from a bank and completed a private placement of Debentures (Series 11 and 12) to institutional investors for a total consideration of NIS 1,068.

●	Early repayments and debt exchange

In 2019, Bezeq completed the early repayment of a number of loans from financial institutions and banks in the total principal amount of NIS 1.83 billion. In addition, in September 2019, Bezeq completed a tender offer for NIS 444 par value Debentures (Series 7) at a price of 101.50 agorot per NIS 1 par value debenture.

In December 2019, Bezeq completed a private exchange of NIS 300 par value its Debentures (Series 6) for an allocation of NIS 337.5 par value Debentures (Series 12) by way of expanding Debentures (Series 12), reflecting an exchange ratio of NIS 1.125 par value for each NIS 1 par value Debentures (Series 6). The Debentures (Series 12) are traded on the TACT Institutional.

As a result of the early repayments, Bezeq recognized financing costs in the amount of NIS 93 and also recognized financing income in the amount of NIS 14 for the exchange of Debentures (Series 6) for Debentures (Series 12).

As at December 31, 2019 and the approval date of the financial statements, Bezeq was in compliance with all its debt undertakings and covenants, there were no grounds to call for immediate repayment, and financial covenants were not set out as described above.

E.	Movement in liabilities arising from financing activities

	Debentures (including accrued interest)	Loans (including accrued interest)	Total
	NIS	NIS	NIS
Balance as at January 1, 2018	9,235	5,114	14,349
Changes due to cash flows used in financing activities
Consideration from the issue of debentures and receipt of loans, less transaction costs	819	320	1,139
Repayment of debentures and loans	(1,107)	(686)	(1,793)
Interest paid	(325)	(198)	(523)
Net cash used in finance activities	(613)	(564)	(1,177)
Financing expenses recognized in the statement of income	320	188	508
Balance as at December 31, 2018	8,942	4,738	13,680
Changes due to cash flows used in financing activities
Consideration from the issue of debentures and receipt of loans, less transaction costs	1,475	800	2,275
Repayment of debentures and loans	(2,156)	(2,131)	(4,287)
Interest paid	(323)	(172)	(495)
Net cash used in finance activities	(1,004)	(1,503)	(2,507)
Financing expenses recognized in the statement of income	116	166	282
Balance as at December 31, 2019	8,229	3,401	11,455